Reserve for losses and loss expenses (Analysis of paid and unpaid losses and reconciliation of beginning and ending unpaid losses and loss expenses) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserve for losses and loss expenses, beginning of year				$ 3,030,399				$ 3,517,573				$ 2,631,143	$ 3,030,399		$ 3,517,573		$ 2,631,143
Losses and loss expenses recoverable, beginning of year				(370,154)				(439,967)				(372,485)	(370,154)		(439,967)		(372,485)
Net reserve for losses and loss expenses, beginning of year				2,660,245				3,077,606				2,258,658	2,660,245		3,077,606		2,258,658
Net reserves acquired (disposed)													525,091		(36,519)		639,641
Increase (decrease) in net losses and loss expenses incurred in respect of losses occurring in:
Current year													1,024,256		999,380		1,174,415
Prior years													(252,207)	[1],[2]	(205,448)	[1],[2]	(174,969)	[1],[2]
Total incurred losses and loss expenses													772,049	[1]	793,932	[1]	999,446	[1]
Less net losses and loss expenses paid in respect of losses occurring in:
Current year													(245,084)		(244,682)		(182,146)
Prior years													(816,823)		(916,796)		(653,874)
Total net paid losses													(1,061,907)		(1,161,478)		(836,020)
Foreign exchange													(38,550)		(13,296)		15,881
Net reserve for losses and loss expenses, end of year	2,856,928				2,660,245				3,077,606				2,856,928		2,660,245		3,077,606
Losses and loss expenses recoverable, end of year	377,466				370,154				439,967				377,466		370,154		439,967
Reserve for losses and loss expenses, end of year	3,234,394				3,030,399				3,517,573				3,234,394		3,030,399		3,517,573
Incurred losses and loss adjustment expenses comprise:
Gross losses and loss adjustment expenses													833,860	[1]	924,986	[1]	1,192,494	[1]
Reinsurance recoverable													(61,811)		(131,054)		(193,048)
Total incurred losses and loss expenses	226,508	224,125	158,745	162,671	206,152	177,965	265,044	144,771	458,310	155,455	153,692	231,989	772,049	[1]	793,932	[1]	999,446	[1]
Liability for unpaid losses and loss expenses by type
Reserves, reported claims	1,495,323				1,537,881								1,495,323		1,537,881
Reserves, incurred but not reported claims	$ 1,739,071				$ 1,492,518								$ 1,739,071		$ 1,492,518

[1]	Upon closing the acquisition of Western World, an adjustment of $15,586 was made to increase net reserves to reflect fair value. This adjustment was amortized to income through a reduction in losses and loss expenses of $4,607 during the year ended December 31, 2014. The remaining fair value adjustment will be amortized in 2015.
[2]	AlphaCat has not had any development on prior accident years.